Stock-Based Compensation - Restricted Stock Activity (Detail) (AUD)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-vested shares, Beginning balance	4,004,368	3,677,511
Granted, Shares	1,266,656	1,415,605
Vested, Shares	(1,227,372)	(846,415)
Forfeited, Shares	(159,734)	(242,333)
Non-vested shares, Ending balance	3,883,918	4,004,368
Weighted Average Fair Value at Grant Date, Non-vested, Beginning balance	5.99	5.59
Weighted Average Fair Value at Grant Date, Granted	9.11	7.74
Weighted Average Fair Value at Grant Date, Vested	5.42	7.21
Weighted Average Fair Value at Grant Date, Forfeited	6.38	5.81
Weighted Average Fair Value at Grant Date, Non-vested, Ending balance	7.17	5.99